EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED APRIL 15, 2016 TO

PROSPECTUS DATED JULY 31, 2015

Effective March 25, 2016, John Ferguson is no longer a portfolio manager of the Income Equity Fund. All references to Mr. Ferguson in the Prospectus are hereby deleted. Jacob C. Weaver will continue to manage the Income Equity Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	EQTY SPT (04/16)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED APRIL 15, 2016 TO

STATEMENT OF INFORMATION (“SAI”) DATED JULY 31, 2015

Effective March 25, 2016, John Ferguson is no longer a portfolio manager of the Income Equity Fund. All references to Mr. Ferguson in the SAI are hereby deleted. Jacob C. Weaver will continue to manage the Income Equity Fund.